Available-for-sale Financial Assets-noncurrent (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of available-for-sale financial assets [Abstract]
Schedule of available-for-sale financial assets [text block]
December 31, 2017
(in thousands)
Equity securities	$4,348,134